Plant and equipment (Tables)	9 Months Ended
Sep. 30, 2020
Plant and equipment
Schedule of plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling and
	equipment	software	Vehicles	Improvements	use assets	molds	Total

Cost:
December 31, 2018	494,487	133,403	388,049	384,341	—	4,549,948	5,950,228
Additions	73,691	139,863	—	129,327	—	3,310,971	3,653,852
Adoption of IFRS 16	—	—	—	—	2,061,469	—	2,061,469
Disposals	—	(2,150)	—	—	—	—	(2,150)
December 31, 2019	568,178	271,116	388,049	513,668	2,061,469	7,860,919	11,663,399
Additions	21,003	223,063	73,791	64,701	364,575	2,218,032	2,965,165
Disposals	—	—	(13,884)	(36,110)	—	—	(49,994)
Lease termination and derecognition[1,2]	—	—	—	—	(463,879)	—	(463,879)
Foreign exchange difference	2,573	124	—	7,594	(46,124)	—	(35,833)
September 30, 2020	591,754	494,303	447,956	549,853	1,916,041	10,078,951	14,078,858

Amortization:
December 31, 2018	230,798	65,689	215,251	114,724	—	—	626,462
Additions	77,975	65,600	117,326	121,951	664,797	—	1,047,649
Disposals	—	(1,254)	—	—	—	—	(1,254)
December 31, 2019	308,773	130,035	332,577	236,675	664,797	—	1,672,857
Additions	64,331	78,431	46,123	108,502	388,437	331,261	1,017,085
Disposals	—	—	(9,659)	(29,430)	—	—	(39,089)
Lease termination and derecognition[1,2]	—	—	—	—	(260,443)	—	(260,443)
Foreign exchange difference	472	16	—	2,913	12,229	—	15,630
September 30, 2020	373,576	208,482	369,041	318,660	805,020	331,261	2,406,040

Net book value:
At December 31, 2019	259,405	141,081	55,472	276,993	1,396,672	7,860,919	9,990,542
September 30, 2020	218,178	285,821	78,915	231,193	1,111,021	9,747,690	11,672,818

[1] The Company entered into a sublease agreement for its office space in Los Angeles, USA, with effect from February 1, 2020. As a result of the sublease, the Company derecognized the right-of-use asset relating to the head lease with cost of $319,365 and accumulated amortization of $161,565 (see Note  6 for further information on the net investment in sublease).

[2] The Company terminated one of its warehouse leases on January 31, 2020. As a result of the termination, the Company derecognized the right-of-use asset of the warehouse with cost of $144,514 and accumulated amortization of $98,878 (see Note 9 for further information on the termination of the lease)